  As filed with the Securities and Exchange Commission on December 31, 1996

                                              Securities Act File No. 33-14517
                                      Investment Company Act File No. 811-5178
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                           ------------------------

                                  FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                         Pre-Effective Amendment No.                       / /

                       Post-Effective Amendment No. 11                     /X/

                                   and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    / /

                               Amendment No. 13                            /X/

                       (Check appropriate box or boxes)
                           ------------------------
                    Merrill Lynch Strategic Dividend Fund
              (Exact Name of Registrant as Specified in Charter)

               P.O. Box 9011
           Princeton, New Jersey                             08536-9011
  (Address of Principal Executive Offices)                   (Zip Code)

      Registrant's Telephone Number, including Area Code (609) 282-2800

                                Arthur Zeikel
               P.O. Box 9011, Princeton, New Jersey 08543-9011
                   (Name and Address of Agent for Service)
                           ------------------------
                                  Copies to:

       Counsel for the Fund:                      Philip L. Kirstein, Esq.
      Joel H. Goldberg, Esq.                  MERRILL LYNCH ASSET MANAGEMENT
   SHEREFF, FRIEDMAN, HOFFMAN &                       P.O. Box 9011

           GOODMAN, LLP                      Princeton, New Jersey 08543-901
 919 Third Avenue, New York, New York 10022

                           ------------------------
It is proposed that this filing will become effective (check appropriate box):
                      /X/ immediately upon filing pursuant to paragraph (b)
                      / / on (date) pursuant to paragraph (b)

                      / / 60 days after filing pursuant to paragraph (a)(i)
                      / / on (date) pursuant to paragraph (a)(i)
          / / 75 days after filing pursuant to paragraph (a)(ii)
                      / / on (date) pursuant to paragraph (a)(ii) of rule 485.

            If appropriate, check the following box:
          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                           ------------------------
     The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on September 17, 1996.

                    Merrill Lynch Strategic Dividend Fund

                 Post-Effective Amendment No. 11 on Form N-1A

                            CROSS REFERENCE SHEET

N-1A Item No.                                                             Location
-------------                                              ---------------------------------------
PART A
  Item 1.       Cover Page...............................  Cover Page
  Item 2.       Synopsis.................................  Fee Table
  Item 3.       Condensed Financial Information..........  Financial Highlights; Performance Data
  Item 4.       General Description of Registrant........  Investment Objective and Policies;
                                                             Additional Information
  Item 5.       Management of the Fund...................  Fee Table; Management of the Fund;
                                                           Inside Back Cover Page
  Item 5A.      Management's Discussion of Fund
                  Performance............................  Not Applicable
  Item 6.       Capital Stock and Other Securities.......  Cover Page; Additional Information
  Item 7.       Purchase of Securities Being Offered.....  Cover Page; Merrill Lynch Select
                                                             Pricing(SM) System; Fee Table;
                                                             Purchase of Shares; Redemption of
                                                             Shares; Additional Information;
                                                             Inside Back Cover Page
  Item 8.       Redemption or Repurchase.................  Merrill Lynch Select Pricing(SM)
                                                           System; Fee Table; Purchase of Shares;
                                                             Redemption of Shares
  Item 9.       Pending Legal Proceedings................  Not Applicable
PART B
  Item 10.      Cover Page...............................  Cover Page
  Item 11.      Table of Contents........................  Back Cover Page
  Item 12.      General Information and History..........  Not Applicable
  Item 13.      Investment Objectives and Policies.......  Investment Objective and Policies
  Item 14.      Management of the Fund...................  Management of the Fund
  Item 15.      Control Persons and Principal Holders of
                  Securities.............................  Management of the Fund
  Item 16.      Investment Advisory and Other Services...  Management of the Fund; Purchase of
                                                             Shares; General Information
  Item 17.      Brokerage Allocation.....................  Portfolio Transactions and Brokerage
  Item 18.      Capital Stock and Other Securities.......  General Information
  Item 19.      Determination of Net Asset Value;
                  Purchase, Redemption and Pricing of

                  Securities Being Offered...............  Purchase of Shares; Redemption of
                                                           Shares; Determination of Net Asset
                                                             Value; Shareholder Services
  Item 20.      Tax Status...............................  Taxes

  Item 21.      Underwriters.............................  Purchase of Shares
  Item 22.      Calculation of Performance Data..........  Performance Data
  Item 23.      Financial Statements.....................  Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Post-Effective Amendment to the Registration Statement.

The Prospectus and Statement of Additional Information of the Merrill Lynch Strategic Dividend Fund are incorporated herein in their entirety from Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 33-14517) filed on November 27, 1996.


                          PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) None.

     (b) Exhibits:


Exhibit
Number                                            Description
------         ---------------------------------------------------------------------------------
   1(a)     -- Declaration of Trust of the Registrant.(a)
    (b)     -- Amendment to Declaration of Trust of Registrant dated July 14, 1987.(b)
    (c)     -- Instrument establishing Class A shares and Class B shares of Registrant.(c)
    (d)     -- Certificate of Amendment to Declaration of Trust and Establishment and
               Designation of Class C and D shares, dated October 19, 1994.(i)
   2(a)     -- By-Laws of Registrant.(j)
   2(b)     -- Amended By-laws of Registrant.(k)
   3        -- None.
   4(a)     -- Instruments Defining Rights of Shareholders. Incorporated by reference to
               Exhibits 1 and 2 above.
   5        -- Management Agreement between Registrant and Merrill Lynch Asset Management,
               Inc.(b)
   6(a)     -- Class A Distribution Agreement between Registrant and Merrill Lynch Funds
               Distributor, Inc.(g)
    (b)     -- Class B Distribution Agreement between Registrant and Merrill Lynch Funds
               Distributor, Inc.(a)
    (c)     -- Class C Distribution Agreement between Registrant and Merrill Lynch Funds
               Distributor, Inc.(g)
    (d)     -- Class D Distribution Agreement between Registrant and Merrill Lynch Funds
               Distributor, Inc.(g)
   7        -- None.
   8        -- Custody Agreement between Registrant and State Street Bank and Trust Company.(b)
   9        -- Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency
               Agreement between Registrant and Merrill Lynch Financial Data Services, Inc.(b)
  10        -- Opinion of Shereff, Friedman, Hoffman & Goodman, LLP, counsel to Registrant.(k)
  11        -- Consent of Deloitte & Touche LLP, independent auditors for the Registrant.


  12        -- None.
  13        -- Certificate of Merrill Lynch Asset Management, Inc.(b)
  14        -- Not Applicable.
  15(a)     -- Amended and Restated Class B Distribution Plan and Class B Distribution Plan Sub-
               Agreement of Registrant.(f)
  15(b)     -- Class C Distribution Plan and Class C Distribution Plan Sub-Agreement.(g)
  15(c)     -- Class D Distribution Plan and Class D Distribution Plan Sub-Agreement.(g)
  16(a)     -- Schedule for computation for each performance quotation relating to Class A shares provided in the Registration Statement in response to Item 22.(d)
    (b)     -- Schedule for computation of each performance quotation relating to Class B shares provided in the Registration Statement in response to Item 22.(c)

Exhibit
Number                                            Description
------         ---------------------------------------------------------------------------------
    (c)     -- Schedules for computation of each performance quotation for Class C and Class D shares provided in Registration Statement in response to Item 22.(i)
  17(a)     -- Other Exhibits
                 Powers of Attorney for Officers and Trustees
                    Arthur Zeikel(f)
                    Gerald M. Richard(f)
                    Ronald W. Forbes(f)
                    Cynthia A. Montgomery(h)
                    Charles C. Reilly(f)
                    Kevin A. Ryan(f)
                    Richard R. West(f)
  17(b)     -- Financial Data Schedule for Class A shares.(m)
  17(c)     -- Financial Data Schedule for Class B shares.(m)
  17(d)     -- Financial Data Schedule for Class C shares.(m)
  17(e)     -- Financial Data Schedule for Class D shares.(m)
  18        -- Rule 18f-3 Plan of Registrant.(l)

---------------

(a) Refiled electronically as, and incorporated by reference to, the identically numbered exhibit to Post-Effective Amendment No. 9. Initially filed on May 22, 1987 as an exhibit to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A (File No. 33-14517).


(b) Refiled electronically as, and incorporated by reference to, the identically numbered exhibit to Post-Effective Amendment No. 9. Initially filed on August 4, 1987 as an exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.


(c) Refiled electronically as, and incorporated by reference to, the identically numbered exhibit to Post-Effective Amendment No. 9. Initially filed on October 28, 1988 as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.


(d) Refiled electronically as, and incorporated by reference to, the identically numbered exhibit to Post-Effective Amendment No. 9. Initially filed on November 28, 1989 as an exhibit to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.


(e) Refiled electronically as, and incorporated by reference to, the identically numbered exhibit to Post-Effective Amendment No. 9. Initially filed on November 27, 1992 as an exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.


(f) Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.

(g) Refiled electronically as, and incorporated by reference to, the identically numbered exhibit to Post-Effective Amendment No. 9. Initially filed as identically numbered exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.

(h) Incorporated by reference to identically numbered exhibit to Post-Effective Amendment 8 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.

(i) Incorporated by reference to identically numbered exhibit to Post-Effective Amendment 9 to Registrant's Registration Statement.


(j) Refiled electronically as, and incorporated by reference to, Exhibit 2 to Post-Effective Amendment No. 9. Initially filed on May 22, 1987 as an exhibit to Registrant's Registration Statement.


(k) Incorporated by reference to identically numbered exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.


(l) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch Multi - State Municipal Series Trust on January 25, 1996 (File Nos. 2-99473 and 811-4375).


(m) Registrant's Prospectus and Statement of Additional Information, dated November 27, 1996, which were filed in Post-Effective Amendment No. 10 to Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A, have been incorporated by reference into this filing. Financial Data Schedules relating to the financial information included in such Prospectus and Statement of Additional Information were also filed in Post-Effective Amendment No. 10.


Item 25. Persons Controlled by or under Common Control with Registrant.

     Registrant is not controlled by or under common control with any person.

Item 26. Number of Holders of Securities.

                                                                            Number of
                                                                            Holders at
                            Title of Class                               October 31, 1996
----------------------------------------------------------------------   ----------------
Class A shares of beneficial interest, par value $0.10 per share......         1,933
Class B shares of beneficial interest, par value $0.10 per share......         9,821
Class C shares of beneficial interest, par value $0.10 per share......           355
Class D shares of beneficial interest, par value $0.10 per share......         5,887

---------------

Note: The number of holders shown above includes holders of record plus beneficial owners whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Item 27. Indemnification.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

          "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

     Article IV of the Management Agreement between Registrant and Merrill Lynch Asset Management, Inc. (now called Merrill Lynch Asset Management L.P.) ("MLAM") (Exhibit 5 to Registrant's Registration Statement on Form N-1A) limits the liability of MLAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

     In Section 9 of the Distribution Agreements relating to each class of shares being offered hereby, the Registrant agrees to indemnify the distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or

Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Manager.

     Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM" ) acts as investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch

Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill

Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for

Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies; Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide DollarVest Fund, Inc.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and director of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 31, 1993 for his own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President and Mr. Richard is Treasurer of all or substantially all of the investment companies described in the preceding paragraph. Mr. Zeikel is a director of substantially all of such companies, and Mr. Glenn is a director of certain of such companies. Messrs. Durnin, Giordano, Harvey, Hewitt, Kirstein and Monagle are directors or officers of one or more of such companies.


                                       Position with              Other Substantial Business,
             Name                         Manager             Profession, Vocation or Employment
------------------------------   -------------------------   -------------------------------------
ML & Co. .....................   Limited Partner             Financial Services Holding Company
Princeton Services............   General Partner             General Partner of FAM
Arthur Zeikel.................   President and Director      President and Director of FAM;
                                                             President and Director of Princeton
                                                               Services; Director of Merrill Lynch
                                                               Funds Distributor, Inc. ("MLFD");
                                                               Executive Vice President of ML &
                                                               Co. and Merrill Lynch
Terry K. Glenn................   Executive Vice President    Executive Vice President of FAM;
                                 and Director                Executive Vice President and Director
                                                               of Princeton Services; President
                                                               and Director of MLFD; President of
                                                               Princeton Administrators, L.P.;
                                                               Director of FDS
Vincent R. Giordano...........   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services

                                      C-5

                                       Position with              Other Substantial Business,
             Name                         Manager             Profession, Vocation or Employment
------------------------------   -------------------------   -------------------------------------
Elizabeth Griffin.............   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services
Norman R. Harvey..............   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services
Michael J. Hennewinkel........   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services
N. John Hewitt................   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services
Philip L. Kirstein............   Senior Vice President,      Senior Vice President, General
                                 General Counsel,            Counsel and Secretary of FAM; Senior
                                 Secretary and Director        Vice President, General Counsel,
                                                               Director and Secretary of Princeton
                                                               Services; Director of MLFD
Ronald M. Kloss...............   Senior Vice President       Senior Vice President of FAM;
                                                             Controller of the Manager and FAM
Stephen M. M. Miller..........   Senior Vice President       Executive Vice President of Princeton
                                                             Administrators, L.P.; Senior Vice
                                                               President of Princeton Services
Joseph T. Monagle.............   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services
Michael L. Quinn..............   Senior Vice President       Senior Vice President of FAM; Senior

                                                             Vice President of Princeton Services;
                                                               Managing Director and First Vice
                                                               President of Merrill Lynch, Pierce,
                                                               Fenner & Smith Incorporated from
                                                               1989 to 1995.
Richard L. Reller.............   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services
Gerald M. Richard.............   Senior Vice President and   Senior Vice President and Treasurer
                                 Treasurer                   of FAM; Vice President and Treasurer
                                                               of MLFD; Senior Vice President of
                                                               Princeton Services

Ronald L. Welburn.............   Senior Vice President       Senior Vice President of FAM since
                                                             1988; Senior Vice President of
                                                               Princeton Services
Anthony Wiseman...............   Senior Vice President       Senior Vice President of FAM; Senior
                                                             Vice President of Princeton Services



Item 29. Principal Underwriters.

     (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first paragraph of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Municipal Strategy Fund, Inc.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111-2665.

                                                  (2)                               (3)
             (1)                         Positions and Offices             Positions and Offices
             Name                              with MLFD                      with Registrant
------------------------------   -------------------------------------   -------------------------
Terry K. Glenn................   President                               Executive Vice President
Arthur Zeikel.................   Director                                President and Director
Philip L. Kirstein............   Director                                None
William E. Aldrich............   Senior Vice President                   None
Robert W. Crook...............   Senior Vice President                   None
Kevin P. Boman................   Vice President                          None
Michael J. Brady..............   Vice President                          None
William M. Breen..............   Vice President                          None
Mark A. DeSario...............   Vice President                          None
James T. Fatseas..............   Vice President                          None
Debra W. Landsman-Yaros.......   Vice President                          None
Michelle T. Lau...............   Vice President                          None
Gerald M. Richard.............   Vice President and Treasurer            Treasurer
Salvatore Venezia.............   Vice President                          None
William Wasel.................   Vice President                          None
Robert Harris.................   Secretary                               None

     (c) Not applicable.

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of the Registrant and its Custodian and Transfer Agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 31. Management Services.

     Other than as set forth under the caption "Management of the Fund -- Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under "Management of the

Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management related service contract.

Item 32. Undertakings.


     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of December, 1996.

                                  Merrill Lynch Strategic Dividend
                                  Fund
                                           (Registrant)

                                  By     /s/  ARTHUR ZEIKEL
                                   --------------------------
                                  (Arthur Zeikel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                Signature                               Title                    Date(s)
------------------------------------------    --------------------------    ------------------
            /s/ ARTHUR ZEIKEL                 President and Trustee          December 31, 1996
------------------------------------------      (Principal Executive
             (Arthur Zeikel)                    Officer)
                    *                         Treasurer (Principal
------------------------------------------      Financial and Accounting
           (Gerald M. Richard)                  Officer)
                    *                         Trustee
------------------------------------------
            (Ronald W. Forbes)
                    *                         Trustee
------------------------------------------
         (Cynthia A. Montgomery)
                    *                         Trustee
------------------------------------------
           (Charles C. Reilly)

                    *                         Trustee

------------------------------------------
             (Kevin A. Ryan)
                    *                         Trustee
------------------------------------------
             (Richard R. West)
           *By /s/ ARTHUR ZEIKEL                         December 31, 1996
------------------------------------------
    (Arthur Zeikel, Attorney-in-Fact)

                                EXHIBIT INDEX

Exhibit
Number                                                                                    Page No.
------                                                                                    --------
  11        -- Consent of Deloitte & Touche LLP, independent auditors for Registrant